Income Taxes (Details) - Schedule of Provision for Income Taxes	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense (benefit)
Deferred tax expense
Income tax expense